Trading properties (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Beginning	$ 22,957	$ 25,900
Additions	910	1,179
Currency translation adjustment	(1,062)	56
Transfers		(1,605)
Disposals	(2,861)	(2,573)
Ending	19,944	22,957
Properties Under Development [Member]
Statement [Line Items]
Beginning	12,048	13,043
Additions	749	535
Currency translation adjustment	(1,062)	56
Transfers		0
Disposals	(2,787)	(1,586)
Ending	8,948	12,048
Completed Properties [Member]
Statement [Line Items]
Beginning	2,209	1,590
Additions	0	113
Currency translation adjustment	0	0
Transfers		546
Disposals	(74)	(40)
Ending	2,135	2,209
Undeveloped Properties [Member]
Statement [Line Items]
Beginning	8,700	11,267
Additions	161	531
Currency translation adjustment	0	0
Transfers		(2,151)
Disposals	0	(947)
Ending	$ 8,861	$ 8,700